Financial Risk (Details 1) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Loan commitments and financial guarantees contracts
Credit risk
Total	$ 639,264	$ 609,054
Loan commitments and financial guarantees contracts | Cost [member]
Credit risk
Total	74,366	115,682
Loan commitments and financial guarantees contracts | Loss allowance
Credit risk
Total	(2,904)	(3,044)	$ 3,289
Loan commitments and financial guarantees contracts | Stage 3 | Loss allowance
Credit risk
Total	0	0
Loan commitments and financial guarantees contracts | Stage 1 | Loss allowance
Credit risk
Total	(2,426)	(2,683)	3,089
Loan commitments and financial guarantees contracts | Stage 2 | Stage 2 | Loss allowance
Credit risk
Total	(478)	(361)	$ 200
Credit risk | Loan commitments and financial guarantees contracts
Credit risk
Total	636,360	606,010
Credit risk | Loan commitments and financial guarantees contracts | Cost [member]
Credit risk
Total	639,264	609,054
Credit risk | Loan commitments and financial guarantees contracts | Loss allowance
Credit risk
Total	(2,904)	(3,044)
Credit risk | Loan commitments and financial guarantees contracts | Stage 1
Credit risk
Total	598,392	578,925
Credit risk | Loan commitments and financial guarantees contracts | Stage 1 | Cost [member]
Credit risk
Total	600,818	581,608
Credit risk | Loan commitments and financial guarantees contracts | Stage 1 | Loss allowance
Credit risk
Total	(2,426)	(2,683)
Credit risk | Loan commitments and financial guarantees contracts | Stage 2 | Stage 2
Credit risk
Total	37,968	27,085
Credit risk | Loan commitments and financial guarantees contracts | Stage 2 | Stage 2 | Cost [member]
Credit risk
Total	38,446	27,446
Credit risk | Loan commitments and financial guarantees contracts | Stage 2 | Stage 2 | Loss allowance
Credit risk
Total	(478)	(361)
Credit risk | Loan Commitments | Cost [member]
Credit risk
Total	564,898	493,372
Credit risk | Loan Commitments | Grade 1 - 4 | 0.03 - 0.74 | Cost [member]
Credit risk
Total	245,927	153,874
Credit risk | Loan Commitments | Grade 5 - 6 | 0.75 - 3.95 | Cost [member]
Credit risk
Total	237,084	178,077
Credit risk | Loan Commitments | Grade 7 - 8 | 3.96 - 30.67 | Cost [member]
Credit risk
Total	81,887
Credit risk | Loan Commitments | Grade 7 - 8 | 4.13 - 30.43 | Cost [member]
Credit risk
Total		161,421
Credit risk | Loan Commitments | Stage 1 | Cost [member]
Credit risk
Total	526,452	465,926
Credit risk | Loan Commitments | Stage 1 | Grade 1 - 4 | 0.03 - 0.74 | Cost [member]
Credit risk
Total	245,927	153,874
Credit risk | Loan Commitments | Stage 1 | Grade 5 - 6 | 0.75 - 3.95 | Cost [member]
Credit risk
Total	198,638	150,631
Credit risk | Loan Commitments | Stage 1 | Grade 7 - 8 | 3.96 - 30.67 | Cost [member]
Credit risk
Total	81,887
Credit risk | Loan Commitments | Stage 1 | Grade 7 - 8 | 4.13 - 30.43 | Cost [member]
Credit risk
Total		161,421
Credit risk | Loan Commitments | Stage 2 | Stage 2 | Cost [member]
Credit risk
Total	38,446	27,446
Credit risk | Loan Commitments | Stage 2 | Stage 2 | Grade 5 - 6 | 0.75 - 3.95 | Cost [member]
Credit risk
Total	38,446	27,446
Credit risk | Customers' liabilities under acceptances | Cost [member]
Credit risk
Total	74,366	115,682
Credit risk | Customers' liabilities under acceptances | Grade 1 - 4 | 0.03 - 0.74 | Cost [member]
Credit risk
Total	1,498	13,367
Credit risk | Customers' liabilities under acceptances | Grade 5 - 6 | 0.75 - 3.95 | Cost [member]
Credit risk
Total	723	5,491
Credit risk | Customers' liabilities under acceptances | Grade 7 - 8 | 3.96 - 30.67 | Cost [member]
Credit risk
Total	72,145
Credit risk | Customers' liabilities under acceptances | Grade 7 - 8 | 4.13 - 30.43 | Cost [member]
Credit risk
Total		96,824
Credit risk | Customers' liabilities under acceptances | Stage 1 | Cost [member]
Credit risk
Total	74,366	115,682
Credit risk | Customers' liabilities under acceptances | Stage 1 | Grade 1 - 4 | 0.03 - 0.74 | Cost [member]
Credit risk
Total	1,498	13,367
Credit risk | Customers' liabilities under acceptances | Stage 1 | Grade 5 - 6 | 0.75 - 3.95 | Cost [member]
Credit risk
Total	723	5,491
Credit risk | Customers' liabilities under acceptances | Stage 1 | Grade 7 - 8 | 3.96 - 30.67 | Cost [member]
Credit risk
Total	$ 72,145
Credit risk | Customers' liabilities under acceptances | Stage 1 | Grade 7 - 8 | 4.13 - 30.43 | Cost [member]
Credit risk
Total		$ 96,824